GROUP STATEMENT OF FINANCIAL POSITION £ in Thousands	Dec. 31, 2021 GBP (£)
Non-current assets
Investments at fair value through profit or loss	£ 403
Investments accounted for using the equity method	13,817
Intangible fixed assets	5,604
Property, plant and equipment	111,604
Right of use assets	350
Total non-current assets	131,778
Current assets
Trade and other receivables	63,359
Digital assets	80,759
Cash and cash equivalents	11,803
Total current assets	155,921
Total assets	287,699
Equity
Share Capital	468
Share Premium	139,581
Share based payment reserve	1,905
Fair value reserve	414
Currency translation reserve	33
Other comprehensive income of equity accounted associates	6,571
Accumulated deficit	52,838
Total equity	201,810
Current liabilities
Trade and other payables	15,245
Contingent consideration	8,071
Loan and Borrowings	23,391
Corporation Tax	7,679
Deferred Tax	286
Lease liability	7
Total current liabilities	54,679
Non-current liabilities
Deferred tax	541
Issued debt - bond	26,908
Loans	3,391
Lease liability	370
Total liabilities	85,889
Total equity and liabilities	£ 287,699